UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Towle & Co.
          -----------------------------------------------------
Address:  1610 Des Peres Road, Suite 250
          -----------------------------------------------------
          St. Louis, MO 63131
          -----------------------------------------------------

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  314-822-0204
        -------------------------

Signature, Place, and Date of Signing:

  Jodi L. Layman                     St. Louis, MO                     10/23/08
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
                                         -----------
Form 13F Information Table Entry Total:   43
                                         -----------
Form 13F Information Table Value Total:  $268,062
                                         -----------
                                         (thousands)

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Air Canada Inc                 Foreign Shares   008911703     6569 1343200 SH       Sole    None     1343200      0    0
AmeriServ Financial Inc        Common Shares    03074a102     2432  968732 SH       Sole    None      968732      0    0
Archer-Daniels-Midland Co      Common Shares    039483102     6190  282500 SH       Sole    None      282500      0    0
Arkansas Best Corp             Common Shares    040790107     5618  166770 SH       Sole    None      166770      0    0
ArvinMeritor Inc               Common Shares    043353101     8648  663200 SH       Sole    None      663200      0    0
Beazer Homes USA Inc           Common Shares    07556q105     3741  625559 SH       Sole    None      625559      0    0
Brunswick Corp                 Common Shares    117043109    10874  850200 SH       Sole    None      850200      0    0
Building Materials Hdlg Corp   Common Shares    120113105      274  582868 SH       Sole    None      582868      0    0
Cabela's Inc.                  Common Shares    126804301     4815  398600 SH       Sole    None      398600      0    0
Celestica Inc                  Common Shares    15101q108     7085 1100200 SH       Sole    None     1100200      0    0
Chiquita Brands Intl Inc       Common Shares    170032809     9876  624700 SH       Sole    None      624700      0    0
CNA Financial Corp             Common Shares    126117100     9723  370550 SH       Sole    None      370550      0    0
ConocoPhillips                 Common Shares    20825c104     6073   82903 SH       Sole    None       82903      0    0
Covenant Transport Group Inc   Common Shares    22284p105     1431  497000 SH       Sole    None      497000      0    0
Flagstar Bancorp Inc           Common Shares    337930101     3744 1256425 SH       Sole    None     1256425      0    0
Flexsteel Industries Inc       Common Shares    339382103     3573  352053 SH       Sole    None      352053      0    0
Furniture Brands Intl Inc      Common Shares    360921100    12413 1179922 SH       Sole    None     1179922      0    0
Gehl Company                   Common Shares    368483103     6448  219111 SH       Sole    None      219111      0    0
Goodyear Tire & Rubber Co      Common Shares    382550101     5625  367400 SH       Sole    None      367400      0    0
Group 1 Automotive Inc         Common Shares    398905109     8220  378300 SH       Sole    None      378300      0    0
Haverty Furniture Co Inc       Common Shares    419596101     1617  141330 SH       Sole    None      141330      0    0
Irwin Financial Corp           Common Shares    464119106     5704 1444006 SH       Sole    None     1444006      0    0
Korea Electric Power Corp      Sponsored ADR    500631106     6235  503200 SH       Sole    None      503200      0    0
LandAmerica Financial          Common Shares    514936103     5110  210734 SH       Sole    None      210734      0    0
Lear Corp                      Common Shares    521865105     6581  626800 SH       Sole    None      626800      0    0
M/I Homes Inc                  Common Shares    55305b101     8299  364330 SH       Sole    None      364330      0    0
Navistar Intl. Corp New        Common Shares    63934e108    18297  337700 SH       Sole    None      337700      0    0
OfficeMax Incorporated         Common Shares    67622p101     6882  774100 SH       Sole    None      774100      0    0
Penske Automotive Group, Inc.  Common Shares    70959w103     7011  611259 SH       Sole    None      611259      0    0
PMA Capital Corp               Common Shares    693419202     6763  766781 SH       Sole    None      766781      0    0
PolyOne Corporation            Common Shares    73179p106     6151  953600 SH       Sole    None      953600      0    0
Proliance International Inc    Common Shares    74340r104      761 1014748 SH       Sole    None     1014748      0    0
Quanta Capital Holdings Ltd    Common Shares    g7313f106     2575  932800 SH       Sole    None      932800      0    0
RTI International Metals Inc   Common Shares    74973w107     4162  212800 SH       Sole    None      212800      0    0
Sanmina-SCI Corp               Common Shares    800907107     8114 5795600 SH       Sole    None     5795600      0    0
Steak n Shake Company          Common Shares    857873103     8770 1010403 SH       Sole    None     1010403      0    0
Stewart Info. Services Corp    Common Shares    860372101     7713  259250 SH       Sole    None      259250      0    0
SUPERVALU Inc.                 Common Shares    868536103     6499  299500 SH       Sole    None      299500      0    0
Tesoro Corporation             Common Shares    881609101     5790  351098 SH       Sole    None      351098      0    0
Union Drilling Inc             Common Shares    90653p105     5880  555216 SH       Sole    None      555216      0    0
Valero Energy Corp             Common Shares    91913y100     5846  192929 SH       Sole    None      192929      0    0
Virco Mfg Corp                 Common Shares    927651109     2237  652044 SH       Sole    None      652044      0    0
YRC Worldwide Inc              Common Shares    984249102     7693  643200 SH       Sole    None      643200      0    0